RELATED PARTIES	6 Months Ended
Jun. 30, 2024
Related Parties
RELATED PARTIES

NOTE 8 - RELATED PARTIES:

Key Management Personnel Compensation and other related party transactions and balances:

The key management personnel, among others, include board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	June 30, 2024
Short-term salary and fees	379
Share based payments	900
Post-employment retirement benefits	39
Non-monetary benefits	21
Payments for legal services	180
Revaluation of financial liabilities at fair value	344
Payments for consultant services	566
2,429

2. Balance with related parties:		June 30, 2024	December 31, 2023
Key management	Salary and related	(257)	(219)
Shareholders	Trade payables	16	(58)
Shareholders	Derivatives	-	(476)
Joint Ventures	Other receivables	15	15
Joint Ventures	Investment in subsidiary	115	115
		(111)	(623)